Disclosures on shareholdings in accordance with IFRS 12 - Summary of Subsidiaries Included in Consolidation (Detail)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Signa Sports United GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
OUTFITTER Teamsport GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Großostheim, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Teamstolz GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Ehingen, Germany
Sum of the direct and indirect shares	55.00%	55.00%
Type of interest	AE	AE
System Sport GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munderkingen, Germany
Sum of the direct and indirect shares		100.00%
Type of interest		FC
SIGNA SPORTS CENTRO TECNICO SL [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Barcelona, Spain
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Score Invest SAS [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Holtzheim, France
Sum of the direct and indirect shares	80.58%	80.58%
Type of interest	FC	FC
Tennis Pro Distribution SAS [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Entzheim, France
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Sport Distributeur SARL [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Villejust, France
Sum of the direct and indirect shares		100.00%
Type of interest		FC
Lard Sports SARL [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Entzheim, France
Sum of the direct and indirect shares		100.00%
Type of interest		FC
Made of Tennis SARL [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Boulogne-Billancour, France
Sum of the direct and indirect shares		100.00%
Type of interest		FC
TennisPro Japan Ltd [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Kiyosu, Japan
Sum of the direct and indirect shares	51.00%	51.00%
Type of interest	AC	AC
Tennis-Point GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Herzebrock-Clarholz, Germany
Sum of the direct and indirect shares	100.00%	88.00%
Type of interest	FC	FC
MRS Tennis AG [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Dietikon, Switzerland
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Tennis-Point Handels GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Graz, Austria
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
TENNIS POINT SPOR MALZEMELERI LIMITED SIRKETI [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Serik Antalya, Turkey
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Tennis-Point Iberia S.L.[Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Barcelona, Spain
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Tennis-Point d.o.o.[Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Bol, Croatia
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Tennis Point Italia SRL [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Bruneck, Italy
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Midwest Sports Supply Inc. [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Cincinnati, USA
Sum of the direct and indirect shares	60.61%
Type of interest	FC
Ballside GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Rostock, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Publikat GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Großostheim, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
SIGNA Sport Online GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	87.21%
Type of interest	FC	FC
Internetstores Holding GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Stuttgart, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Internetstores GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Stuttgart, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Bikester Sweden Retail Stores AB [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Stockholm, Sweden
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Addnature AB [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Stockholm, Sweden
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Probikeshop-Dolphin France SAS [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Saint Etienne, France
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
E-Procall [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Saint Etienne, France
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
E-Prolog [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Chapponay, France
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
SIGNA Beteiligung I Verwaltungs UG (haftungsbeschrnkt) [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
SIGNA Beteiligung I UG (haftungsbeschrnkt) Co KG [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	41.83%
Type of interest	FC	FC
INSIGNA GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
SIGNA AppVentures GmbH [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	80.00%
Type of interest	FC	FC
AEON SIGNA Sports United Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal place of business, Country	Chiba, Japan
Sum of the direct and indirect shares	50.00%	50.00%
Type of interest	AE	FC